Fees Summary	Jul. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 45,281,250.00
Previously Paid Amount	5,955.57
Total Fee Amount	6,253.35
Total Offset Amount	0.00
Net Fee	$ 297.78
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A